Emissions schemes and related environmental programmes (Tables)	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of Cost Environmental Schemes and Related Environmental Plans

Cost of emission schemes and related environmental programmes recognised in the Consolidated Statement of Income

	$ million
	2024	2023	2022
ETS and related schemes	381	493	493
Biofuels [A]	2,942	2,581	2,918
Renewable power	623	552	594
Total	3,946	3,626	4,005
[A]Represents the cost of biofuel certificates required for compliance purposes over and above those generated from self-blending activities.

Summary of Emission Schemes and Related Environmental Plans

Purchased environmental certificates (presented under Other intangible assets, see Note 11) [A]

	$ million
	ETS and related schemes	Biofuels	Renewable power	Total
At January 1, 2024	441	1,805	145	2,391
Additions	299	3,146	417	3,862
Settlements	(392)	(2,804)	(411)	(3,607)
Other movements	(47)	(65)	(20)	(132)
At December 31, 2024	301	2,082	131	2,514
At January 1, 2023	440	1,601	160	2,201
Additions	396	2,955	486	3,837
Settlements	(413)	(2,783)	(451)	(3,647)
Other movements	18	32	(50)	—
At December 31, 2023	441	1,805	145	2,391
[A]Relates to environmental certificates held for compliance purposes.

Summary of Obligations

	$ million
	ETS and related schemes		Biofuels	Renewable power	Total
At January 1, 2024
Current	(498)		(3,012)	(343)	(3,853)
Non-current	—		(105)	(88)	(193)
	(498)		(3,117)	(431)	(4,046)
Additions	(1,051)		(2,981)	(612)	(4,644)
Additions covered by government grants	675	[A]			675
Settlements	453		3,011	467	3,931
Other movements	33		85	31	149
	110		115	(114)	111

At December 31, 2024
Current	(388)		(2,594)	(536)	(3,518)
Non-current	—		(408)	(9)	(417)
	(388)		(3,002)	(545)	(3,935)
At January 1, 2023
Current	(458)		(3,424)	(350)	(4,232)
Non-current	—		(422)	(56)	(478)
	(458)		(3,846)	(406)	(4,710)
Additions	(1,244)		(2,593)	(597)	(4,434)
Additions covered by government grants	762	[A]			762
Settlements	479		3,386	492	4,357
Other movements	(37)		(64)	80	(21)
	(40)		729	(25)	664

At December 31, 2023
Current	(498)		(3,012)	(343)	(3,853)
Non-current	—		(105)	(88)	(193)
	(498)		(3,117)	(431)	(4,046)
[A]Emission certificates that were allocated free of charge at an equivalent fair value at grant date.